Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Profit after tax	$ 140,148	$ 137,308	$ 132,101
Denominator:
Basic weighted average ordinary shares outstanding	47,202,747	48,252,095	48,891,004
Dilutive impact of equivalent share-based options and RSUs	2,367,334	2,625,674	2,357,573
Basic weighted average ordinary shares outstanding	49,570,081	50,877,769	51,248,577